Key Management Personnel Compensation (Details) - Schedule of Key Management Personnel Compensation - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Key Management Personnel Compensation
Short-term employee benefits	$ 1,637,409	$ 1,394,154	$ 636,673
Post-employment benefits	158,080	5,283	44,489
Long-term benefits	10,607	8,110	15,168
Share-based payment expenses to KMP and their related entities	3,300	200,753	94,890
Total Key Management Personnel Compensation	$ 1,809,396	$ 1,608,300	$ 791,220